Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and Intangible Assets
Goodwill and Intangible Assets
The following table provides a summary of changes to goodwill :

Carrying Value
(in thousands)
Balance as of December 31, 2010	$18,451
Acquisition of Air2Web, Inc.	10,193
Acquisition of Mobile Interactive Group, Ltd.	24,956
Foreign exchange differences	(644)
Balance as of December 31, 2011	52,956
Acquisition of the remaining 67% of CASEE	17,741
Adjustment of MIG purchase consideration	777
Adjustment for the sale of assets to Starcapital	(2,028)
Foreign exchange differences	1,052
Balance as of December 31, 2012	$70,498

Information regarding our intangible assets is a follows:

Intangible Assets	Average Useful life	Gross Carrying Value	Accumulated Amortization	Net Carrying Amount
	(in years)	(in thousands)
December 31, 2012
Internal software development costs	3.0	$37,765	$22,329	$15,436
Computer software	3.0	51,492	17,774	33,718
Licenses and intellectual property	5.0	24,491	19,233	5,258
Trademark, trade name and non-compete	2.5	6,960	2,425	4,535
Customer relationships	6.3	25,360	6,552	18,808
Developed technology	4.6	25,528	9,301	16,227
Intangible assets	4.2	$171,596	$77,614	$93,982
December 31, 2011
Internal software development costs	3.0	$26,445	$16,884	$9,561
Computer software	5.0	38,715	12,961	25,754
Licenses and intellectual property	5.0	29,092	16,806	12,286
Trademark, trade name and non-compete	2.5	4,334	924	3,410
Customer relationships	6.3	24,295	2,517	21,778
Developed technology	4.6	22,088	3,685	18,403
Intangible assets	4.6	$144,969	$53,777	$91,192

Amortization expense during 2012, 2011 and 2010 was $34.2 million, $22.7 million and $14.4 million, respectively.
Impairment
We evaluate long-lived assets that are subject to amortization for impairment when events or changes in circumstances indicate the carrying value of the assets may not be recoverable. As a result, in 2012 we recorded a $16.9 million charge for the impairment of capitalized software development. These charges are a result of a write-down of certain software utilized by the business which is no longer being pursued by us, in accordance with our strategic direction. A similar write-down of $1.5 million was recorded in 2011.
The annual estimated amortization expense for the above intangible assets as of December 31, 2012 is as follows:

Amount
(in thousands)(1)
2013	$34,705
2014	26,896
2015	17,063
2016	5,473
2017	3,425
Thereafter	1,084
Total	$88,646

(1)	Amount excludes the indefinitely lived assets of CASEE amounting to $2.5 million and the long lived assets of Starcapital amounting to $2.8 million.